Consolidated Statements Of Comprehensive Income $ in Thousands	12 Months Ended
	Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares		Dec. 31, 2022 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Interest income	₩ 30,491,385,000,000	$ 20,632,120	₩ 29,142,024,000,000	[1]	₩ 20,787,417,000,000	[2]
Interest income from financial instruments at fair value through other comprehensive income and amortized cost	29,001,556,000,000	19,624,021	27,705,759,000,000	[1]	19,841,175,000,000	[2]
Interest income from financial instruments at fair value through profit or loss	1,458,512,000,000	986,908	1,415,366,000,000	[1]	929,735,000,000	[2]
Insurance finance interest income	31,317,000,000	21,191	20,899,000,000	[1]	16,507,000,000	[2]
Interest expense	(17,664,671,000,000)	(11,952,871)	(16,961,164,000,000)	[1]	(9,236,529,000,000)	[2]
Interest expense	(16,186,914,000,000)	(10,952,941)	(15,426,706,000,000)	[1]	(7,776,631,000,000)	[2]
Insurance finance interest expense	(1,477,757,000,000)	(999,930)	(1,534,458,000,000)	[1]	(1,459,898,000,000)	[2]
Net interest income	12,826,714,000,000	8,679,249	12,180,860,000,000	[1]	11,550,888,000,000	[2]
Fee and commission income	5,481,843,000,000	3,709,311	5,368,074,000,000	[1]	5,125,930,000,000	[2]
Fee and commission expense	(1,632,216,000,000)	(1,104,445)	(1,694,550,000,000)	[1]	(1,611,028,000,000)	[2]
Net fee and commission income	3,849,627,000,000	2,604,866	3,673,524,000,000	[1]	3,514,902,000,000	[2]
Insurance income	11,456,191,000,000	7,751,878	11,005,471,000,000	[1]	10,099,395,000,000	[2]
Insurance income	11,017,155,000,000	7,454,803	10,322,356,000,000	[1]	9,577,005,000,000	[2]
Reinsurance income	439,036,000,000	297,075	683,115,000,000	[1]	522,390,000,000	[2]
Insurance expense	(9,806,430,000,000)	(6,635,560)	(9,558,619,000,000)	[1]	(8,757,635,000,000)	[2]
Insurance service expense	(8,884,168,000,000)	(6,011,508)	(8,720,568,000,000)	[1]	(7,981,780,000,000)	[2]
Reinsurance expense	(922,262,000,000)	(624,052)	(838,051,000,000)	[1]	(775,855,000,000)	[2]
Net insurance income	1,649,761,000,000	1,116,318	1,446,852,000,000	[1]	1,341,760,000,000	[2]
Net gains (losses) on financial instruments at fair value through profit or loss	1,012,081,000,000	684,829	2,163,065,000,000	[1]	(1,139,818,000,000)	[2]
Other insurance finance income (expenses)	(437,001,000,000)	(295,700)	(572,476,000,000)	[1]	720,214,000,000	[2]
Net other operating expenses	(1,873,011,000,000)	(1,267,381)	(2,712,989,000,000)	[1]	(2,262,123,000,000)	[2]
General and administrative expenses	(6,938,624,000,000)	(4,695,048)	(6,647,406,000,000)	[1]	(6,643,654,000,000)	[2]
Operating income before provision for credit losses	10,089,547,000,000	6,827,133	9,531,430,000,000	[1]	7,082,169,000,000	[2]
Provision for credit losses	(2,044,286,000,000)	(1,383,274)	(3,146,409,000,000)	[1]	(1,847,775,000,000)	[2]
Net operating income	8,045,261,000,000	5,443,859	6,385,021,000,000	[1]	5,234,394,000,000	[2]
Share of profit (loss) of associates and joint ventures	(16,884,000,000)	(11,425)	33,110,000,000	[1]	(28,755,000,000)	[2]
Net other non-operating income (expenses)	(1,043,130,000,000)	(705,838)	(297,980,000,000)	[1]	189,324,000,000	[2]
Net non-operating income (expenses)	(1,060,014,000,000)	(717,263)	(264,870,000,000)	[1]	160,569,000,000	[2]
Profit before income tax expense	6,985,247,000,000	4,726,596	6,120,151,000,000	[1]	5,394,963,000,000	[2]
Income tax expense	(1,956,641,000,000)	(1,323,969)	(1,593,817,000,000)	[1]	(1,504,061,000,000)	[2]
Profit for the year	5,028,606,000,000	3,402,627	4,526,334,000,000	[1]	3,890,902,000,000	[2]
Items that will not be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	(85,375,000,000)	(57,770)	(72,170,000,000)	[1]	239,701,000,000	[2]
Share of other comprehensive income (loss) of associates and joint ventures	0	0	(2,000,000)	[1]	183,000,000	[2]
Gains (losses) on equity securities at fair value through other comprehensive income	(254,864,000,000)	(172,455)	69,605,000,000	[1]	(932,058,000,000)	[2]
Fair value changes on financial liabilities designated at fair value through profit or loss due to own credit risk	(5,514,000,000)	(3,731)	(52,863,000,000)	[1]	38,855,000,000	[2]
Items that will not be reclassified to profit or loss (Sub Total)	(345,753,000,000)	(233,956)	(55,430,000,000)		(653,319,000,000)
Items that may be reclassified subsequently to profit or loss
Currency translation differences	582,872,000,000	394,403	317,000,000	[1]	165,568,000,000	[2]
Gains (losses) on debt securities at fair value through other comprehensive income	1,468,299,000,000	993,530	3,304,471,000,000	[1]	(5,342,895,000,000)	[2]
Shares of other comprehensive income (loss) of associates and joint ventures	165,000,000	112	26,000,000	[1]	(545,000,000)	[2]
Gains (losses) on cash flow hedging instruments	34,741,000,000	23,508	53,923,000,000	[1]	26,168,000,000	[2]
Gains (losses) on hedging instruments of net investments in foreign operations	(186,708,000,000)	(126,337)	(14,659,000,000)	[1]	(79,085,000,000)	[2]
Insurance finance incomes(expenses)	(3,176,328,000,000)	(2,149,275)	(2,117,504,000,000)		5,891,208,000,000
Items that may be reclassified subsequently to profit or loss(Sub Total)	(1,276,959,000,000)	(864,059)	1,226,574,000,000	[1]	660,419,000,000	[2]
Other comprehensive income for the year, net of tax	(1,622,712,000,000)	(1,098,015)	1,171,144,000,000	[1]	7,100,000,000	[2]
Total comprehensive income for the year	3,405,894,000,000	2,304,612	5,697,478,000,000	[1]	3,898,002,000,000	[2]
Profit attributable to:
Shareholders of the parent company	5,078,220,543,511	3,436,199	4,594,834,837,385	[1]	4,112,493,074,223	[2]
Non-controlling interests	(49,615,000,000)	(33,572)	(68,501,000,000)	[1]	(221,591,000,000)	[2]
Profit for the year	5,028,606,000,000	3,402,627	4,526,334,000,000	[1]	3,890,902,000,000	[2]
Total comprehensive income for the year attributable to:
Shareholders of the parent company	3,419,852,000,000	2,314,057	5,772,352,000,000	[1]	4,106,054,000,000	[2]
Non-controlling interests	(13,958,000,000)	(9,445)	(74,874,000,000)	[1]	(208,052,000,000)	[2]
Total comprehensive income for the year	₩ 3,405,894,000,000	$ 2,304,612	₩ 5,697,478,000,000	[1]	₩ 3,898,002,000,000	[2]
Earnings Per Share
Basic earnings per share | (per share)	₩ 12,880	$ 8.72	₩ 11,483	[1]	₩ 10,230	[2]
Diluted earnings per share | (per share)	₩ 12,726	$ 8.61	₩ 11,218	[1]	₩ 9,998	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.